Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	Derivative financial instruments
As of December 31, 2023 and 2022, derivative financial instruments consist of foreign currency forward contracts of a short-term nature. The following table shows the derivative financial position as of the end of each year:

	Local currency	Notional amount	Type	Maturity	Fair value
2023
	Brazilian Reais	$9,000	Sell	Jan-24	$474
	Brazilian Reais	$7,000	Sell	Feb-24	$294
	Brazilian Reais	$5,000	Buy	Jan-24	$(93)
	Brazilian Reais	$5,000	Buy	Feb-24	$(104)
	Chilean Pesos	$1,500	Buy	Jan-24	$(9)
	Chilean Pesos	$1,500	Buy	Feb-24	$(13)
	Chilean Pesos	$1,500	Buy	Mar-24	$(12)
	Colombian Pesos	$5,300	Sell	Jan-24	$394
	Mexican Pesos	$4,000	Sell	Jan-24	$74
	Mexican Pesos	$6,000	Sell	Feb-24	$61
	Mexican Pesos	$4,000	Sell	Mar-24	$56
	Mexican Pesos	$1,500	Sell	Abr-24	$28
	Total fair value of foreign currency forwards, net				$1,150

	Local currency	Notional amount	Type	Maturity	Fair value
2022
	Brazilian Reais	$7,000	Sell	Jan-23	$(155)
	Brazilian Reais	$8,000	Sell	Feb-23	$(98)
	Brazilian Reais	$6,600	Buy	Jan-23	$172
	Chilean Pesos	$4,000	Sell	Jan-23	$(91)
	Chilean Pesos	$11,000	Buy	Jan-23	$527
	Chilean Pesos	$5,000	Buy	Feb-23	$135
	Colombian Pesos	$5,000	Sell	Jan-23	$(9)
	Mexican Pesos	$3,500	Sell	Jan-23	$(27)
	Mexican Pesos	$3,500	Buy	Jan-23	$(27)
	Peruvian soles	$2,500	Sell	Jan-23	$(21)
	Peruvian soles	$2,500	Buy	Jan-23	$59
	Uruguayan Pesos	$2,000	Sell	Jan-23	$37
	Uruguayan Pesos	$1,000	Sell	Feb-23	$7
	Total fair value of foreign currency forwards, net				$509